Leases (Lease Cost) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Leases [Abstract]
Operating lease expense	$ 2,162	$ 1,815	$ 4,243
Short-term lease expense	123	93	219
Finance lease cost:
Amortization of right-of-use assets	55	56	98
Interest on lease liabilities	17	10	29
Total finance lease cost	72	66	127
Variable lease cost	775	264	803
Total lease cost	$ 3,132	$ 2,238	$ 5,392